Property and Equipment, net - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Depreciation	$ 12,932	$ 10,510	$ 20,149	$ 16,319
Disposals of Property and equipment			1,100	2,200
losses from disposal of assets			$ 1,100	$ 2,200